Share capital and premium related to the share capitals (Tables)	6 Months Ended
Jun. 30, 2024
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Schedule of Classes of Share Capital

Nature of the Transactions	Share Capital	Share premium	Number of shares	Nominal value
	$ in thousands (except number of shares)			in $
Balance as of January 1, 2023	2,955	583,122	45,675,968	0.05
Capital increase of Cellectis	536	24,482	9,907,800
Transaction costs related to capital increase		(1,455)
Non-cash stock-based compensation expense		5,119	-
Other movements		(133,976)	-
Balance as of June 30, 2023	3,491	477,291	55,583,768	0.05

Balance as of January 1, 2024	4,365	522,785	71,751,201	0.05
Capital increase (1)	1,514	139,256	28,000,000
Transaction costs related to capital increase (2)		(207)
Derecognition of AZ derivative		(57,330)
Exercise of share warrants, employee warrants, stock-options and free-shares vesting (3)	19		342,434
Non-cash stock-based compensation expense	-	1,717	-
Other movements	-	(76)	-
Balance as of June 30, 2024	5,897	606,146	100,093,635	0.05